Operating leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Lease Costs
Lease costs recorded under operating leases for the six months ended June 30, 2023 and June 30, 2022 were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
	(in thousands)		(in thousands)
Operating lease costs	12,818	13,548	$25,689	$28,812
Income from sub-leases	(283)	(303)	(561)	(630)
Net operating lease costs	12,535	13,245	$25,128	$28,182

Schedule of Operating Lease Maturity
Future minimum lease payments under non-cancelable leases as of June 30, 2023 were as follows:

Minimum rental payments
(in thousands)	June 30, 2023
Year 1	$44,466
Year 2	33,902
Year 3	26,909
Year 4	22,801
Year 5	16,924
Thereafter	38,952
Total future minimum lease payments	183,954
Lease imputed interest	(14,729)
Total	$169,225